Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Nature of Business [Abstract]
Organization and Nature of Business

Note 1 — Organization and Nature of Business

The Company consists of (i) Game Your Game, Inc. (“Game Your Game”), which was incorporated in the state of Delaware on December 5, 2016, (ii) Active Mind Technology Limited (“AMT”), which was incorporated on April 18, 2008 in Ireland, and (iii) Active Mind Technology R&D Limited (“AMT R&D”), which was incorporated on July 16, 2010 in Ireland (collectively, the “Company,” “we,” “us” or “our”). Effective as of March 31, 2026, we converted from a Delaware corporation to a Nevada corporation pursuant to a statutory conversion, which we refer hereto as the “conversion” (see Note 3 — Basis of Presentation — Conversion for more information). On June 30, 2026, Grafiti LLC transferred and assigned all of the shares of common stock of the Company held by Grafiti LLC to its parent company (the “Share Transfer”), Grafiti Group LLC (the “Parent” or “Grafiti Group”). Subsequent to the Share Transfer and as of June 30, 2026, Grafiti Group became the majority owner of Game Your Game and beneficially owned approximately 58% of the common stock of the Company. Grafiti Group is controlled by Nadir Ali, who formerly served as our Chief Executive Officer and sole director, and currently serves as the general manager of Grafiti Group.

The Company is a sports technology company seeking to enhance the golf playing experience with tools that leverage the power of AI, precision shot tracking, and personalized feedback. The Company’s technology platform has been designed to serve multiple customers within the golf industry, including individual golfers, golf professionals and instructors, golf courses and clubs, and golf equipment manufacturers. The platform’s analytical capabilities can extend beyond individual performance tracking to include broader applications such as predictive analytics for player development, course management and optimization, equipment performance analysis, and social features that enable golfers to connect, compete, and share achievements. The Company has directed its resources over the past number of years to the development of its new hardware device, GameGolf KZN AI and the development of software applications. The Company operates primarily in the United States and Europe, and a significant portion of its revenues and assets are concentrated in these principal markets. On July 30, 2026, the Common Stock of the Company began trading on the Capital Market tier of The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “GYGY”.

Note 1 — Organization and Nature of Business

The Company consists of Game Your Game, Inc. (“Game Your Game”) which was incorporated in the state of Delaware on December 5, 2016, Active Mind Technology Limited (“AMT”), which was incorporated on April 18, 2008 in Ireland, and Active Mind Technology R&D Limited (“AMT R&D”) which was incorporated on July 16, 2010 in Ireland (collectively the “Company,” “we,” “us”, “our” or “GameGolf”). Effective as of March 31, 2026, we converted from a Delaware corporation to a Nevada corporation pursuant to a statutory conversion, which we refer hereto as the “conversion” (see Note 2 — Basis of Presentation — Conversion for more information). As of December 31, 2025, Grafiti LLC (“Parent”) is the majority owner of Game Your Game and owns approximately 76% of the Company. Grafiti LLC is a wholly-owned subsidiary of Grafiti Group LLC, which is controlled by Nadir Ali, our former Chief Executive Officer.

GameGolf is a leading provider of golf technology, that provides advanced GPS shot tracking and proprietary AI-based performance analytics since 2014. GameGolf’s technology platform has been designed to serve multiple customers within the golf industry, including individual golfers, golf professionals and instructors, golf courses and clubs, and golf equipment manufacturers. The platform’s analytical capabilities can extend beyond individual performance tracking to include broader applications such as predictive analytics for player development, course management and optimization, equipment performance analysis, and social features that enable golfers to connect, compete, and share achievements. The Company has directed its resources over the past number of years to the development of its new hardware device, GameGolf KZN AI and the development of software applications. The Company operates primarily in the United States and Europe, and a significant portion of its revenues and assets are concentrated in these principal markets.